INVESTMENT SECURITIES - Investments in equity securities at fair value through OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Equity securities available for sale
Available-for-sale financial assets
Cost	$ 276,904
Unrealized Gain	547,204
Unrealized Losses	(75)
Fair Value	824,033
Equity securities available for sale | Colombian Pesos | Corporate stock
Available-for-sale financial assets
Cost	276,452
Unrealized Gain	541,520
Unrealized Losses	(75)
Fair Value	817,897
Equity securities available for sale | Foreign currency | Corporate stock
Available-for-sale financial assets
Cost	452
Unrealized Gain	5,684
Fair Value	$ 6,136
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost		$ 606,328
Unrealized Gain		487,594
Unrealized Losses		(3,321)
Fair Value		1,090,601
Investments in equity instruments designated at fair value through other comprehensive income [member] | Colombian Pesos | Corporate stock
Disclosure of financial assets [line items]
Cost		593,611
Unrealized Gain		476,023
Unrealized Losses		(3,314)
Fair Value		1,066,320
Investments in equity instruments designated at fair value through other comprehensive income [member] | Foreign currency | Corporate stock
Disclosure of financial assets [line items]
Cost		12,717
Unrealized Gain		11,571
Unrealized Losses		(7)
Fair Value		$ 24,281